Segment reporting - Assets and Capital Spending (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Assets	$ 13,713.0	$ 11,302.4
Elimination and Other
Segment Reporting Information [Line Items]
Total Assets	(157.7)	(120.7)
Vessel Leasing
Segment Reporting Information [Line Items]
Capital expenditures by segment	2,997.0	1,219.5
Vessel Leasing | Operating Segments
Segment Reporting Information [Line Items]
Total Assets	13,105.8	10,584.2
Mobile Power Generation
Segment Reporting Information [Line Items]
Capital expenditures by segment	13.9	20.2
Mobile Power Generation | Operating Segments
Segment Reporting Information [Line Items]
Total Assets	$ 764.9	$ 838.9